Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 11,222	$ 128,998
Intangible assets with an indefinite useful life	60,587	192,286
Goodwill and intangible assets, net	$ 71,809	$ 321,284